Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares			6 Months Ended
	Sep. 30, 2024	Feb. 26, 2024	Jun. 30, 2025	Dec. 31, 2024	Sep. 25, 2024	Feb. 25, 2024
Common stock, par value		$ 0.0005			$ 0.0005	$ 0.01
Common stock, shares authorized		100,000,000			100,000,000	5,000,000
Share split		1-for-20
Common Class A [Member]
Common stock, par value	$ 0.0005		$ 0.0005	$ 0.0005	$ 0.0005
Common stock, shares authorized			90,000,000	90,000,000	90,000,000
Common stock, shares issued	22,477,825		22,642,538	22,477,825
Common stock, shares outstanding	22,477,825		22,642,538	22,477,825
Issuance of shares	22,477,825		22,477,825
Common Class B [Member]
Common stock, par value	$ 0.0005		$ 0.0005	$ 0.0005	$ 0.0005
Common stock, shares authorized			10,000,000	10,000,000	10,000,000
Common stock, shares issued	4,780,575		4,780,575	4,780,575
Common stock, shares outstanding	4,780,575		4,780,575	4,780,575
Issuance of shares	4,780,575		4,780,555